Debt - Additional Information (Details 2)			12 Months Ended
	Feb. 09, 2024 USD ($) shares	Dec. 12, 2023 USD ($) TradingDay	Dec. 31, 2023 USD ($) PromissoryNote $ / shares	Mar. 31, 2024 $ / shares	Dec. 14, 2023 USD ($)	Oct. 03, 2023 USD ($)	Dec. 31, 2022 $ / shares	Dec. 21, 2022 USD ($)
Debt Instrument [Line Items]
Number of promissory notes In connection with merger | PromissoryNote			2
Aggregate principal amount					$ 3,500,000
Common stock par value | $ / shares			$ 0.0001	$ 0.0001			$ 0.0001
Yorkville Convertible Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount			$ 1,766,000		1,800,000
Outstanding principal amount			2,000,000
Yorkville Advisors Global, LP [Member] | Standby Equity Purchase Agreement [Member] | Yorkville Convertible Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount					2,000,000
Maximum [Member] | Yorkville Advisors Global, LP [Member] | Standby Equity Purchase Agreement [Member]
Debt Instrument [Line Items]
Aggregate principal amount					3,500,000
Share Based Compensation Award Tranche Two [Member] | Maximum [Member] | Yorkville Advisors Global, LP [Member] | Standby Equity Purchase Agreement [Member]
Debt Instrument [Line Items]
Aggregate principal amount					7,000,000
Class A Common Stock [Member]
Debt Instrument [Line Items]
Aggregate principal amount					$ 1,500,000
Class A Common Stock [Member] | Sponsor [Member] | Conversion of 7GC Promissory Notes [Member]
Debt Instrument [Line Items]
Share issued | shares	890,611
December 2022 7GC Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount								$ 2,300,000
October 2023 7G Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount						$ 250,000
7GC Promissory Notes [Member]
Debt Instrument [Line Items]
Outstanding principal amount			2,550,000
Modification of convertible notes payable		$ 9,909	9,909
Loans payable current	$ 2,540,091		$ 2,540,091
Debt instrument, convertible, threshold trading days | TradingDay		30
7GC Promissory Notes [Member] | Class A Common Stock [Member]
Debt Instrument [Line Items]
Common stock par value | $ / shares			$ 0.0001
Debt instrument conversion price per share | $ / shares			$ 10